UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
July 1, 2007 to December 31, 2007

Commission File Number of issuing entity:	333-136787-01

AEP TEXAS CENTRAL TRANSITION FUNDING II LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-136787

AEP TEXAS CENTRAL COMPANY
(Exact name of depositor as specified in its charter)

AEP TEXAS CENTRAL COMPANY
(Exact name of sponsor as specified in its charter)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

76-0830689
(IRS Employer Identification No.)

1539 N. Carancahua Street, Suite 1700, Corpus Christi, Texas	78401
(Address of principal executive offices of the issuing entity)	(Zip Code)

(361) 881-5398
(Registrant’s Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Transition Bonds, Series A, Tranche A-1			☒
Senior Secured Transition Bonds, Series A, Tranche A-2			☒
Senior Secured Transition Bonds, Series A, Tranche A-3			☒
Senior Secured Transition Bonds, Series A, Tranche A-4			☒
Senior Secured Transition Bonds, Series A, Tranche A-5			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒	No

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is December 31, 2007.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Transition Bonds, Series A (the "Series A Bonds"), dated October 4, 2006, and related Prospectus, dated October 4, 2006, of AEP Texas Central Transition Funding II LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on October 6, 2006.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series A Bonds have been made with respect to the January 1, 2008 distribution date.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sale of Securities and Use of Proceeds.

On June 23, 2006, the Issuing Entity issued a membership interest to AEP Texas Central Company in a private placement in reliance on Section 4(2) of the Securities Act of 1933.  A capital contribution of $100 was paid for the membership interest.  The proceeds of the offering were deposited with the general funds of the Issuing Entity.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8.	Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1                       Semi-annual Servicer's Certificate relating to the Series A Bonds, dated December 27, 2007

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1            Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on June 14, 2006 (incorporated by reference to exhibit 99.8 included as an exhibit to the Sponsor’s Form S-3/A dated September 5, 2006).

3.2            Amended and Restated Limited Liability Company Agreement of the Issuing Entity executed as of September 25, 2006 (incorporated by reference to exhibit 99.5 included as an exhibit to the Sponsor’s Report on Form 8-K dated October 11, 2006).

4.1            Indenture dated as of October 11, 2006 between the Issuing Entity and The Bank of New York providing for the issuance of Senior Secured Transition Bonds, Series A (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Sponsor’s Report on Form 8-K dated October 11, 2006).

4.2            Form of Senior Secured Transition Bonds, Series A (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Sponsor’s Report on Form 8-K dated October 11, 2006).

10.1            Transition Property Purchase and Sale Agreement dated as of October 11, 2006 between the Issuing Entity and AEP Texas Central Company, as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Sponsor's Report on Form 8-K dated October 11, 2006).

10.2            Transition Property Servicing Agreement dated as of October 11, 2006 between the Issuing Entity and AEP Texas Central Company, as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Issuing Entity's Report on Form 8-K dated October 11, 2006).

10.3            Administration Agreement dated as of October 11, 2006 between the Issuing Entity and AEP Texas Central Company, as servicer (incorporated by reference to exhibit 99.3 included as an exhibit to the Issuing Entity's Report on Form 8-K dated October 11, 2006).

10.4            Intercreditor Agreement dated as of October 11, 2006 among AEP Texas Central Company, in its individual capacity, AEP Texas Central Transition Funding LLC, U.S. Bank National Association, in its capacity as indenture trustee, AEP Texas Central Company, in its capacity as the initial servicer of the initial transition property, The Bank of New York, a New York banking corporation, in its capacity as indenture trustee, AEP Texas Central Company, in its capacity as the initial servicer of the additional transition property, the Issuing Entity, and AEP Texas Central Company, in its capacity as collection agent (incorporated by reference to exhibit 99.4 included as an exhibit to the Issuing Entity's Report on Form 8-K dated October 11, 2006).

*99.1 Semi-annual Servicer's Certificate relating to the Series A Bonds, dated December 27, 2007

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AEP Texas Central Transition Funding II LLC
(Issuing Entity)

Date: December 27, 2007	By:	AEP Texas Central Company, As Servicer

By:
	Name:	Stephen P. Smith
	Title	Treasurer and Senior Officer in Charge of the Servicing Function

EXHIBIT INDEX

99.1 Semi-annual Servicer's Certificate relating to the Series A Bonds, dated December 27, 2007